SCHWABFUNDS-Registered Trademark-



               SCHWAB
               MONEY FUNDS


               - SCHWAB MONEY MARKET FUND

               - SCHWAB GOVERNMENT
                 MONEY FUND

               - SCHWAB U.S. TREASURY
                 MONEY FUND



               Semiannual Report
               June 30, 1999

SCHWAB MONEY FUNDS

We're pleased to bring you this semiannual report for the following funds (the funds) for the six-month period ended June 30, 1999:

  - Schwab Money Market Fund
  - Schwab Government Money Fund
  - Schwab U.S. Treasury Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity. Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

The funds presented in this report are Sweep Investments-TM- that are designed for your day-to-day cash needs and can be conveniently linked to your Schwab account to serve as a primary sweep money fund. For your larger cash balances that do not require frequent access, you may wish to consider the Value Advantage Investments.-Registered Trademark- You'll find more information on Schwab's money funds on page 3 of this report.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Money Fund Investors Should Know              2
----------------------------------------------------
Market Overview                                    5
----------------------------------------------------
Portfolio Management                               8
----------------------------------------------------
Schwab Money Market Fund                           9
----------------------------------------------------
Schwab Government Money Fund                      10
----------------------------------------------------
Schwab U.S. Treasury Money Fund                   11
----------------------------------------------------
Fund Discussion                                   12
----------------------------------------------------
Glossary of Terms                                 13
----------------------------------------------------
Portfolio Highlights                              14
----------------------------------------------------
Financial Statements and Notes                    16
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have witnessed sharp drops and big recoveries, sometimes within the same day. After enjoying favorable market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of the recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All these trends serve to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles:
Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long run. On the following pages, we've provided guidelines to help insure that you can reach your goals by establishing--or maintaining--an ongoing investment program.

The support of investors like you has helped Charles Schwab Investment Management, Inc.-Registered Trademark- (CSIM) become one of the largest and fastest growing mutual fund families in the nation. CSIM now manages more than $94 billion in assets on behalf of approximately 3.9 million SchwabFunds shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 1999

 YEAR 2000 ISSUES

  One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

  The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similiar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund adminstration, fund performance or securities markets in general.

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill. And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments.-Registered Trademark- Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP INVESTMENTS are designed for your day-to-day cash needs. These shares can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab currently offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income tax.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for investors interested in the potential for higher money market yields.

SCHWAB MUNICIPAL MONEY FUNDS

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab Florida Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

The table below presents the various money fund choices available at Schwab.

                                                         SWEEP                 VALUE ADVANTAGE
               TAXABLE MONEY FUNDS                  INVESTMENTS-TM-   INVESTMENTS-REGISTERED TRADEMARK-
-------------------------------------------------------------------------------------------------------
Schwab Money Market Fund                               -
-------------------------------------------------------------------------------------------------------
Schwab Government Money Fund                           -
-------------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                        -
-------------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                            -
-------------------------------------------------------------------------------------------------------

              MUNICIPAL MONEY FUNDS
------------------------------------------------------------------------------
Schwab Municipal Money Fund                           -             -
------------------------------------------------------------------------------
Schwab California Municipal Money Fund                -             -
------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                   -
------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                -
------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                  -             -
------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund              -
------------------------------------------------------------------------------

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient to invest in SchwabFunds-Registered Trademark-. With Schwab MoneyLink-Registered Trademark-, Schwab's electronic transfer service, you can have money automatically transferred into your Schwab account on a regular basis. You also can invest in person at any of our more than 300 nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker-Registered Trademark-, by calling 800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion as indicated by the 3.3% real growth rate for the first six months of 1999.

The second quarter growth rate of 2.3% marks the 33rd consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending, coupled with record domestic stock market levels and its associated wealth effect, continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    REAL GROSS DOMESTIC PRODUCT
    QUARTERLY PERCENTAGE CHANGE
         (ANNUALIZED RATE)
Q1/90                                      3.9%
Q2/90                                      1.2%
Q3/90                                     -1.9%
Q4/90                                     -4.0%
Q1/91                                     -2.1%
Q2/91                                      1.8%
Q3/91                                      1.0%
Q4/91                                      1.0%
Q1/92                                      4.7%
Q2/92                                      2.5%
Q3/92                                      3.0%
Q4/92                                      4.3%
Q1/93                                      0.1%
Q2/93                                      2.0%
Q3/93                                      2.1%
Q4/93                                      5.3%
Q1/94                                      3.0%
Q2/94                                      4.7%
Q3/94                                      1.8%
Q4/94                                      3.6%
Q1/95                                      1.7%
Q2/95                                      0.4%
Q3/95                                      3.3%
Q4/95                                      2.8%
Q1/96                                      3.3%
Q2/96                                      6.1%
Q3/96                                      2.1%
Q4/96                                      4.2%
Q1/97                                      4.2%
Q2/97                                      4.0%
Q3/97                                      4.2%
Q4/97                                      3.0%
Q1/98                                      5.5%
Q2/98                                      1.8%
Q3/98                                      3.7%
Q4/98                                      6.0%
Q1/99                                      4.3%
Q2/99                                      2.3%
Source: BLOOMBERG L.P.

The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the 4.3% rate experienced during 1998. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion.

Last year's concerns over the impact of international economic problems have been displaced by concerns about imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the negative savings rate. Going forward, consumers' behavior in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

Labor markets continue to be extremely tight in many areas of the country. After declining to 4.2% in May-- the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in June. While the pace of growth in the labor force slowed during the first six months of 1999 there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the following page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   U.S. UNEMPLOYMENT RATE
1/90                               5.4%
2/90                               5.3%
3/90                               5.2%
4/90                               5.4%
5/90                               5.4%
6/90                               5.2%
7/90                               5.5%
8/90                               5.7%
9/90                               5.9%
10/90                              5.9%
11/90                              6.2%
12/90                              6.3%
1/91                               6.4%
2/91                               6.6%
3/91                               6.8%
4/91                               6.7%
5/91                               6.9%
6/91                               6.9%
7/91                               6.8%
8/91                               6.9%
9/91                               6.9%
10/91                              7.0%
11/91                              7.0%
12/91                              7.3%
1/92                               7.3%
2/92                               7.4%
3/92                               7.4%
4/92                               7.4%
5/92                               7.6%
6/92                               7.8%
7/92                               7.7%
8/92                               7.6%
9/92                               7.6%
10/92                              7.3%
11/92                              7.4%
12/92                              7.4%
1/93                               7.3%
2/93                               7.1%
3/93                               7.0%
4/93                               7.1%
5/93                               7.1%
6/93                               7.0%
7/93                               6.9%
8/93                               6.8%
9/93                               6.7%
10/93                              6.8%
11/93                              6.6%
12/93                              6.5%
1/94                               6.8%
2/94                               6.6%
3/94                               6.5%
4/94                               6.4%
5/94                               6.1%
6/94                               6.1%
7/94                               6.3%
8/94                               6.0%
9/94                               5.8%
10/94                              5.8%
11/94                              5.6%
12/94                              5.5%
1/95                               5.6%
2/95                               5.4%
3/95                               5.3%
4/95                               5.8%
5/95                               5.8%
6/95                               5.6%
7/95                               5.6%
8/95                               5.7%
9/95                               5.6%
10/95                              5.5%
11/95                              5.7%
12/95                              5.6%
1/96                               5.6%
2/96                               5.5%
3/96                               5.6%
4/96                               5.5%
5/96                               5.6%
6/96                               5.3%
7/96                               5.5%
8/96                               5.1%
9/96                               5.2%
10/96                              5.2%
11/96                              5.3%
12/96                              5.4%
1/97                               5.3%
2/97                               5.3%
3/97                               5.1%
4/97                               5.0%
5/97                               4.7%
6/97                               5.0%
7/97                               4.7%
8/97                               4.9%
9/97                               4.7%
10/97                              4.7%
11/97                              4.6%
12/97                              4.7%
1/98                               4.5%
2/98                               4.6%
3/98                               4.6%
4/98                               4.3%
5/98                               4.3%
6/98                               4.5%
7/98                               4.5%
8/98                               4.5%
9/98                               4.5%
10/98                              4.5%
11/98                              4.4%
12/98                              4.3%
1/99                               4.3%
2/99                               4.4%
3/99                               4.2%
4/99                               4.3%
5/99                               4.2%
6/99                               4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained during the first six months of 1999. The Consumer Price Index rose just 2.0% for the year ended June 30, 1999 while its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, showed prices rising at an annual rate of 2.1% during the second quarter. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.2% for the year ended June 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   MEASURES OF INFLATION
                                                                  QUARTERLY EMPLOYMENT          MONTHLY CONSUMER
                                                                       COST INDEX                 PRICE INDEX
1/90                                                                      5.5%                        5.2%
2/90                                                                      5.5%                        5.3%
3/90                                                                      5.5%                        5.2%
4/90                                                                      5.4%                        4.7%
5/90                                                                      5.4%                        4.4%
6/90                                                                      5.4%                        4.7%
7/90                                                                      5.2%                        4.8%
8/90                                                                      5.2%                        5.6%
9/90                                                                      5.2%                        6.2%
10/90                                                                     4.9%                        6.3%
11/90                                                                     4.9%                        6.3%
12/90                                                                     4.9%                        6.1%
1/91                                                                      4.6%                        5.7%
2/91                                                                      4.6%                        5.3%
3/91                                                                      4.6%                        4.9%
4/91                                                                      4.6%                        4.9%
5/91                                                                      4.6%                        5.0%
6/91                                                                      4.6%                        4.7%
7/91                                                                      4.3%                        4.4%
8/91                                                                      4.3%                        3.8%
9/91                                                                      4.3%                        3.4%
10/91                                                                     4.3%                        2.9%
11/91                                                                     4.3%                        3.0%
12/91                                                                     4.3%                        3.1%
1/92                                                                      4.0%                        2.6%
2/92                                                                      4.0%                        2.8%
3/92                                                                      4.0%                        3.2%
4/92                                                                      3.6%                        3.2%
5/92                                                                      3.6%                        3.0%
6/92                                                                      3.6%                        3.1%
7/92                                                                      3.5%                        3.2%
8/92                                                                      3.5%                        3.1%
9/92                                                                      3.5%                        3.0%
10/92                                                                     3.5%                        3.2%
11/92                                                                     3.5%                        3.0%
12/92                                                                     3.5%                        2.9%
1/93                                                                      3.5%                        3.3%
2/93                                                                      3.5%                        3.2%
3/93                                                                      3.5%                        3.1%
4/93                                                                      3.6%                        3.2%
5/93                                                                      3.6%                        3.2%
6/93                                                                      3.6%                        3.0%
7/93                                                                      3.6%                        2.8%
8/93                                                                      3.6%                        2.8%
9/93                                                                      3.6%                        2.7%
10/93                                                                     3.5%                        2.8%
11/93                                                                     3.5%                        2.7%
12/93                                                                     3.5%                        2.7%
1/94                                                                      3.2%                        2.5%
2/94                                                                      3.2%                        2.5%
3/94                                                                      3.2%                        2.5%
4/94                                                                      3.2%                        2.4%
5/94                                                                      3.2%                        2.3%
6/94                                                                      3.2%                        2.5%
7/94                                                                      3.2%                        2.8%
8/94                                                                      3.2%                        2.9%
9/94                                                                      3.2%                        3.0%
10/94                                                                     3.0%                        2.6%
11/94                                                                     3.0%                        2.7%
12/94                                                                     3.0%                        2.7%
1/95                                                                      2.9%                        2.8%
2/95                                                                      2.9%                        2.9%
3/95                                                                      2.9%                        2.9%
4/95                                                                      2.9%                        3.1%
5/95                                                                      2.9%                        3.2%
6/95                                                                      2.9%                        3.0%
7/95                                                                      2.7%                        2.8%
8/95                                                                      2.7%                        2.6%
9/95                                                                      2.7%                        2.5%
10/95                                                                     2.7%                        2.8%
11/95                                                                     2.7%                        2.6%
12/95                                                                     2.7%                        2.5%
1/96                                                                      2.8%                        2.7%
2/96                                                                      2.8%                        2.7%
3/96                                                                      2.8%                        2.8%
4/96                                                                      2.9%                        2.9%
5/96                                                                      2.9%                        2.9%
6/96                                                                      2.9%                        2.8%
7/96                                                                      2.8%                        3.0%
8/96                                                                      2.8%                        2.9%
9/96                                                                      2.8%                        3.0%
10/96                                                                     2.9%                        3.0%
11/96                                                                     2.9%                        3.3%
12/96                                                                     2.9%                        3.3%
1/97                                                                      2.9%                        3.0%
2/97                                                                      2.9%                        3.0%
3/97                                                                      2.9%                        2.8%
4/97                                                                      2.8%                        2.5%
5/97                                                                      2.8%                        2.2%
6/97                                                                      2.8%                        2.3%
7/97                                                                      3.0%                        2.2%
8/97                                                                      3.0%                        2.2%
9/97                                                                      3.0%                        2.2%
10/97                                                                     3.3%                        2.1%
11/97                                                                     3.3%                        1.8%
12/97                                                                     3.3%                        1.7%
1/98                                                                      3.3%                        1.6%
2/98                                                                      3.3%                        1.4%
3/98                                                                      3.3%                        1.4%
4/98                                                                      3.5%                        1.4%
5/98                                                                      3.5%                        1.7%
6/98                                                                      3.5%                        1.7%
7/98                                                                      3.7%                        1.7%
8/98                                                                      3.7%                        1.6%
9/98                                                                      3.7%                        1.5%
10/98                                                                     3.4%                        1.5%
11/98                                                                     3.4%                        1.5%
12/98                                                                     3.4%                        1.6%
1/99                                                                      3.0%                        1.7%
2/99                                                                      3.0%                        1.6%
3/99                                                                      3.0%                        1.7%
4/99                                                                      3.2%                        2.3%
5/99                                                                      3.2%                        2.1%
6/99                                                                      3.2%                        2.0%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of acceleration in core inflation, the Federal Reserve has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and has grown at a very strong 2.4% annualized rate for the first half of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TOTAL RETURN PERFORMANCE
     GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                    MSCE-EAFE                       RUSSELL 2000       LEHMAN AGGREGATE
                                                      INDEX       S&P 500 INDEX         INDEX             BOND INDEX
12/98                                                 $1.00           $1.00            $1.00                 $1.00
1/99                                                   1.00            1.04             1.01                  1.01
2/99                                                   0.97            1.01             0.93                  0.99
3/99                                                   1.01            1.05             0.95                  0.99
4/99                                                   1.05            1.09             1.03                  1.00
5/99                                                   1.00            1.06             1.04                  0.99
6/99                                                   1.04            1.12             1.09                  0.99
COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 12.4% for the six-month period ended June 30, 1999. Within the S&P 500, value stocks displaced growth stocks as the strongest performing style for the period. Small-cap stocks, as represented by the Russell
2000-Registered Trademark- Index, produced a 9.3% return for the six-month reporting period.

Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI-EAFE-Registered Trademark- Index, produced a 4.0% total return for the six-month reporting period.

Fixed income returns were generally weak for the reporting period, reflecting the moderate rise in intermediate- and long-term interest rates. Bonds, as represented by the Lehman Brothers Aggregate Bond Index, had a negative return of 1.4% for the six-month reporting period.

TREASURY BOND YIELDS

Following a trend that began in October 1998, both long-term and intermediate-term yields continued to climb during the reporting period. Scaled back concerns about the impact of international economic problems and the continued strong growth of the domestic economy were the primary drivers of this upward trend in yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                      30-YEAR TREASURY      FIVE-YEAR TREASURY
                                                         BOND YIELD             NOTE YIELD
1/1/99                                                       5.10%                 4.54%
1/4/99                                                       5.15%                 4.56%
1/5/99                                                       5.21%                 4.62%
1/6/99                                                       5.16%                 4.57%
1/7/99                                                       5.22%                 4.63%
1/8/99                                                       5.27%                 4.73%
1/11/99                                                      5.31%                 4.79%
1/12/99                                                      5.22%                 4.67%
1/13/99                                                      5.13%                 4.56%
1/14/99                                                      5.06%                 4.46%
1/15/99                                                      5.11%                 4.55%
1/18/99                                                      5.12%                 4.55%
1/19/99                                                      5.15%                 4.61%
1/20/99                                                      5.17%                 4.64%
1/21/99                                                      5.13%                 4.56%
1/22/99                                                      5.08%                 4.52%
1/25/99                                                      5.12%                 4.55%
1/26/99                                                      5.13%                 4.58%
1/27/99                                                      5.13%                 4.55%
1/28/99                                                      5.11%                 4.56%
1/29/99                                                      5.09%                 4.55%
2/1/99                                                       5.18%                 4.64%
2/2/99                                                       5.24%                 4.70%
2/3/99                                                       5.25%                 4.73%
2/4/99                                                       5.29%                 4.79%
2/5/99                                                       5.35%                 4.86%
2/8/99                                                       5.34%                 4.84%
2/9/99                                                       5.30%                 4.80%
2/10/99                                                      5.37%                 4.82%
2/11/99                                                      5.37%                 4.84%
2/12/99                                                      5.42%                 4.96%
2/15/99                                                      5.43%                 4.98%
2/16/99                                                      5.34%                 4.94%
2/17/99                                                      5.31%                 4.90%
2/18/99                                                      5.38%                 4.97%
2/19/99                                                      5.39%                 4.99%
2/22/99                                                      5.36%                 4.94%
2/23/99                                                      5.43%                 5.04%
2/24/99                                                      5.51%                 5.12%
2/25/99                                                      5.65%                 5.29%
2/26/99                                                      5.58%                 5.22%
3/1/99                                                       5.67%                 5.31%
3/2/99                                                       5.61%                 5.23%
3/3/99                                                       5.70%                 5.29%
3/4/99                                                       5.70%                 5.31%
3/5/99                                                       5.60%                 5.22%
3/8/99                                                       5.59%                 5.19%
3/9/99                                                       5.53%                 5.10%
3/10/99                                                      5.55%                 5.12%
3/11/99                                                      5.56%                 5.12%
3/12/99                                                      5.53%                 5.06%
3/15/99                                                      5.52%                 5.06%
3/16/99                                                      5.48%                 5.02%
3/17/99                                                      5.51%                 5.04%
3/18/99                                                      5.49%                 5.01%
3/19/99                                                      5.56%                 5.08%
3/22/99                                                      5.57%                 5.12%
3/23/99                                                      5.54%                 5.05%
3/24/99                                                      5.53%                 5.06%
3/25/99                                                      5.59%                 5.10%
3/26/99                                                      5.59%                 5.08%
3/29/99                                                      5.64%                 5.13%
3/30/99                                                      5.58%                 5.05%
3/31/99                                                      5.63%                 5.10%
4/1/99                                                       5.67%                 5.14%
4/2/99                                                       5.60%                 5.05%
4/5/99                                                       5.59%                 5.05%
4/6/99                                                       5.52%                 4.99%
4/7/99                                                       5.50%                 5.01%
4/8/99                                                       5.44%                 4.94%
4/9/99                                                       5.46%                 4.96%
4/12/99                                                      5.45%                 4.96%
4/13/99                                                      5.49%                 5.00%
4/14/99                                                      5.51%                 5.03%
4/15/99                                                      5.53%                 5.06%
4/16/99                                                      5.57%                 5.11%
4/19/99                                                      5.52%                 5.03%
4/20/99                                                      5.51%                 5.03%
4/21/99                                                      5.52%                 5.08%
4/22/99                                                      5.60%                 5.13%
4/23/99                                                      5.60%                 5.14%
4/26/99                                                      5.58%                 5.11%
4/27/99                                                      5.54%                 5.10%
4/28/99                                                      5.58%                 5.14%
4/29/99                                                      5.53%                 5.08%
4/30/99                                                      5.66%                 5.21%
5/3/99                                                       5.66%                 5.21%
5/4/99                                                       5.71%                 5.26%
5/5/99                                                       5.71%                 5.25%
5/6/99                                                       5.79%                 5.36%
5/7/99                                                       5.81%                 5.37%
5/1/99                                                       5.79%                 5.36%
5/1/99                                                       5.83%                 5.41%
5/1/99                                                       5.83%                 5.37%
5/1/99                                                       5.75%                 5.29%
5/1/99                                                       5.92%                 5.50%
5/1/99                                                       5.89%                 5.50%
5/1/99                                                       5.89%                 5.56%
5/1/99                                                       5.80%                 5.53%
5/1/99                                                       5.83%                 5.53%
5/1/99                                                       5.75%                 5.43%
5/1/99                                                       5.76%                 5.42%
5/1/99                                                       5.75%                 5.41%
5/1/99                                                       5.80%                 5.51%
5/1/99                                                       5.85%                 5.59%
5/1/99                                                       5.83%                 5.58%
5/1/99                                                       5.83%                 5.58%
6/1/99                                                       5.92%                 5.72%
6/1/99                                                       5.93%                 5.72%
6/1/99                                                       5.96%                 5.74%
6/1/99                                                       5.96%                 5.73%
6/1/99                                                       5.97%                 5.71%
6/1/99                                                       5.99%                 5.73%
6/1/99                                                       6.03%                 5.80%
6/1/99                                                       6.06%                 5.85%
6/1/99                                                       6.16%                 5.91%
6/1/99                                                       6.10%                 5.87%
6/1/99                                                       6.11%                 5.86%
6/1/99                                                       6.07%                 5.80%
6/1/99                                                       5.96%                 5.66%
6/1/99                                                       5.97%                 5.73%
6/1/99                                                       6.02%                 5.79%
6/1/99                                                       6.06%                 5.82%
6/1/99                                                       6.15%                 5.91%
6/1/99                                                       6.16%                 5.90%
6/1/99                                                       6.15%                 5.89%
6/1/99                                                       6.09%                 5.83%
6/1/99                                                       6.07%                 5.81%
6/1/99                                                       5.96%                 5.64%
Source: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. Until the April CPI report release, the economy had demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications of potential Federal Reserve action. After April's unexpectedly high CPI report, the Federal Reserve adopted a "tightening" bias in May, and then, in June, announced a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1999 YIELDS ON 90-DAY COMMERCIAL PAPER
       AND THREE-MONTH TREASURY BILLS
                                                  THREE-MONTH             90-DAY
                                                 TREASURY BILL       COMMERCIAL PAPER
1/4/99                                               4.47%                4.80%
1/5/99                                               4.49%                4.80%
1/6/99                                               4.45%                4.75%
1/7/99                                               4.43%                4.79%
1/8/99                                               4.47%                4.78%
1/11/99                                              4.50%                4.80%
1/12/99                                              4.48%                4.79%
1/13/99                                              4.42%                4.80%
1/14/99                                              4.42%                4.79%
1/15/99                                              4.43%                4.78%
1/19/99                                              4.38%                4.77%
1/20/99                                              4.37%                4.76%
1/21/99                                              4.28%                4.76%
1/22/99                                              4.34%                4.75%
1/25/99                                              4.42%                4.74%
1/26/99                                              4.47%                4.75%
1/27/99                                              4.42%                4.75%
1/28/99                                              4.49%                4.75%
1/29/99                                              4.45%                4.74%
2/1/99                                               4.52%                4.75%
2/2/99                                               4.53%                4.76%
2/3/99                                               4.48%                4.75%
2/4/99                                               4.47%                4.76%
2/5/99                                               4.49%                4.76%
2/8/99                                               4.50%                4.78%
2/9/99                                               4.51%                4.79%
2/10/99                                              4.46%                4.78%
2/11/99                                              4.51%                4.78%
2/12/99                                              4.52%                4.79%
2/16/99                                              4.51%                4.80%
2/17/99                                              4.52%                4.79%
2/18/99                                              4.54%                4.81%
2/19/99                                              4.56%                4.80%
2/22/99                                              4.60%                4.79%
2/23/99                                              4.66%                4.81%
2/24/99                                              4.65%                4.81%
2/25/99                                              4.63%                4.81%
2/26/99                                              4.67%                4.82%
3/1/99                                               4.69%                4.83%
3/2/99                                               4.64%                4.83%
3/3/99                                               4.59%                4.83%
3/4/99                                               4.60%                4.82%
3/5/99                                               4.60%                4.84%
3/8/99                                               4.61%                4.82%
3/9/99                                               4.58%                4.80%
3/10/99                                              4.58%                4.81%
3/11/99                                              4.59%                4.82%
3/12/99                                              4.59%                4.81%
3/15/99                                              4.58%                4.81%
3/16/99                                              4.53%                4.81%
3/17/99                                              4.51%                4.80%
3/18/99                                              4.49%                4.81%
3/19/99                                              4.49%                4.81%
3/22/99                                              4.50%                4.82%
3/23/99                                              4.48%                4.81%
3/24/99                                              4.48%                4.81%
3/25/99                                              4.50%                4.80%
3/26/99                                              4.49%                4.81%
3/29/99                                              4.49%                4.80%
3/30/99                                              4.47%                4.82%
3/31/99                                              4.48%                4.82%
4/1/99                                               4.41%                4.80%
4/2/99                                               4.39%                4.84%
4/5/99                                               4.39%                4.81%
4/6/99                                               4.39%                4.82%
4/7/99                                               4.41%                4.80%
4/8/99                                               4.39%                4.80%
4/9/99                                               4.35%                4.79%
4/12/99                                              4.32%                4.79%
4/13/99                                              4.27%                4.79%
4/14/99                                              4.28%                4.80%
4/15/99                                              4.32%                4.80%
4/16/99                                              4.31%                4.77%
4/19/99                                              4.32%                4.79%
4/20/99                                              4.38%                4.78%
4/21/99                                              4.34%                4.80%
4/22/99                                              4.38%                4.78%
4/23/99                                              4.41%                4.76%
4/26/99                                              4.45%                4.77%
4/27/99                                              4.48%                4.73%
4/28/99                                              4.36%                4.78%
4/29/99                                              4.50%                4.79%
4/30/99                                              4.54%                4.78%
5/3/99                                               4.58%                4.78%
5/4/99                                               4.60%                4.79%
5/5/99                                               4.59%                4.80%
5/6/99                                               4.60%                4.79%
5/7/99                                               4.60%                4.79%
5/10/99                                              4.58%                4.78%
5/11/99                                              4.58%                4.79%
5/12/99                                              4.58%                4.79%
5/13/99                                              4.57%                4.79%
5/14/99                                              4.65%                4.80%
5/17/99                                              4.64%                4.83%
5/18/99                                              4.65%                4.81%
5/19/99                                              4.60%                4.85%
5/20/99                                              4.59%                4.83%
5/21/99                                              4.58%                4.84%
5/24/99                                              4.61%                4.84%
5/25/99                                              4.64%                4.83%
5/26/99                                              4.63%                4.83%
5/27/99                                              4.63%                4.85%
5/28/99                                              4.64%                4.86%
6/1/99                                               4.66%                4.86%
6/2/99                                               4.73%                4.86%
6/3/99                                               4.61%                4.89%
6/4/99                                               4.54%                4.86%
6/7/99                                               4.50%                4.91%
6/8/99                                               4.61%                4.89%
6/9/99                                               4.59%                4.90%
6/10/99                                              4.68%                4.90%
6/11/99                                              4.73%                4.91%
6/14/99                                              4.66%                5.00%
6/15/99                                              4.72%                5.00%
6/16/99                                              4.64%                5.01%
6/17/99                                              4.62%                4.99%
6/18/99                                              4.65%                5.00%
6/21/99                                              4.67%                5.00%
6/22/99                                              4.74%                5.01%
6/23/99                                              4.72%                5.03%
6/24/99                                              4.72%                5.03%
6/25/99                                              4.79%                5.06%
6/28/99                                              4.79%                5.13%
6/29/99                                              4.82%                5.12%
6/30/99                                              4.78%                5.17%
Source: BLOOMBERG L.P.

  NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT
  TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Money Fund and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB MONEY MARKET FUND

YIELD SUMMARY AS OF 6/30/99(1)

----------------------------------------------------------------------
Seven-Day Yield                                                  4.29%
----------------------------------------------------------------------
Seven-Day Effective Yield                                        4.39%
----------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day and seven-day effective yields for the fund would have been 4.25% and 4.34%, respectively.

PORTFOLIO COMPOSITION

The Schwab Money Market Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper, certificates of deposit, variable- and floating rate debt securities, bank notes and repurchase agreements. The chart to the right illustrates the composition of the fund's portfolio as of June 30,1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30,1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                              OF FUND INVESTMENTS
                                 as of 6/30/99

Commercial Paper and other Corporate
Obligations                                          71.1%
Certificates of Deposit                              20.7%
Variable Rate Obligations                             4.7%
Bank Notes                                            3.5%

SCHWAB GOVERNMENT MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

----------------------------------------------------------------------
Seven-Day Yield                                                  4.19%
----------------------------------------------------------------------
Seven-Day Effective Yield                                        4.28%
----------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day and seven-day effective yields for the fund would have been 4.11% and 4.19%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Money Fund invests in U.S. government securities such as U.S. Treasury bills, notes and bonds and other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities including Fannie Maes, Freddie Macs and Sallie Maes, and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of June 30,1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30,1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                              OF FUND INVESTMENTS
                                 as of 6/30/99

U.S. Government Securities      80.1%
Repurchase Agreements           17.7%
Variable Rate Obligations        2.2%

SCHWAB U.S. TREASURY MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

----------------------------------------------------------------------
Seven-Day Yield                                                  4.02%
----------------------------------------------------------------------
Seven-Day Effective Yield                                        4.10%
----------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day and seven-day effective yields for the fund would have been 3.83% and 3.90%, respectively.

PORTFOLIO COMPOSITION

The Schwab U.S. Treasury Money Fund invests exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury notes, bills and bonds. The chart to the right illustrates the composition of the fund's portfolio as of June 30,1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30,1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                              OF FUND INVESTMENTS
                                 as of 6/30/99

U.S. Government Securites       100%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST
RATE ENVIRONMENT DURING THE SIX-MONTH
REPORTING PERIOD?

A. Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. The economy demonstrated continued signs of growth, in part due to the accommodating financial conditions resulting from the three Federal Funds Rate cuts in late 1998.

Until the April CPI report release, there had been no significant evidence of accelerating inflation or any indication of potential Federal Reserve action. Following the unexpectedly high April CPI report, the Federal Reserve adopted a "tightening" bias in May and then, in June, announced a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. These developments caused short-term rates to edge upward towards the end of the reporting period. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy. Although not universally anticipated, many market observers expect there will be at least one additional 0.25% increase in the Federal Funds Rate by year-end.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the reporting period our overall strategy for the fund was consistent with our long-term strategy, which is to maintain a dollar-weighted average maturity (DWAM) slightly longer than those of other funds with similar investment objectives. This strategy had a beneficial impact on the fund's yields throughout most of the period.

During the first quarter of 1999, based on our expectation that short-term rates would remain relatively stable, we looked for opportunities to buy securities with longer-dated maturities when they were available at attractive prices. In May, as the Federal Reserve bias changed from neutral to restrictive, we deviated from this strategy somewhat by concentrating the portfolio in shorter-term securities while still buying higher yielding securities on a selective basis when opportunities arose.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MONEY MARKET FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

-------------------------------------------------
Last seven days                             4.29%
-------------------------------------------------
Last three months                           4.26%
-------------------------------------------------
Last 12 months                              4.58%
-------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  12.0%      17.1%
-----------------------------------------------------------
16-30 days                                 12.8%      16.2%
-----------------------------------------------------------
31-60 days                                 22.4%      26.9%
-----------------------------------------------------------
61-90 days                                 22.4%      24.8%
-----------------------------------------------------------
91-120 days                                17.9%       2.4%
-----------------------------------------------------------
More than 120 days                         12.5%      12.6%
-----------------------------------------------------------
Weighted average                         73 days    68 days
-----------------------------------------------------------

PORTFOLIO QUALITY

                                          PERCENTAGE OF TOTAL INVESTMENTS:
SEC TIER RATING                                        6/30/99
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

-------------------------------------------------
Last seven days                             4.19%
-------------------------------------------------
Last three months                           4.18%
-------------------------------------------------
Last 12 months                              4.48%
-------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  37.2%      32.2%
-----------------------------------------------------------
16-30 days                                  0.2%       0.8%
-----------------------------------------------------------
31-60 days                                 13.5%      35.1%
-----------------------------------------------------------
61-90 days                                 14.1%      12.2%
-----------------------------------------------------------
91-120 days                                 7.3%       2.3%
-----------------------------------------------------------
More than 120 days                         27.7%      17.4%
-----------------------------------------------------------
Weighted average                         76 days    69 days
-----------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Without this reduction, yields would have been lower.

SCHWAB U.S. TREASURY MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

-------------------------------------------------
Last seven days                             4.02%
-------------------------------------------------
Last three months                           3.99%
-------------------------------------------------
Last 12 months                              4.25%
-------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                   0.0%       0.0%
-----------------------------------------------------------
16-30 days                                 31.9%       0.0%
-----------------------------------------------------------
31-60 days                                 18.4%      31.6%
-----------------------------------------------------------
61-90 days                                 12.1%      18.4%
-----------------------------------------------------------
91-120 days                                 7.1%      19.0%
-----------------------------------------------------------
More than 120 days                         30.5%      31.0%
-----------------------------------------------------------
Weighted average                         76 days    83 days
-----------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Without this reduction, yields would have been lower.

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 71.1% (a)
AUTOMOBILE RECEIVABLES -- 0.1% (g)
New Center Asset Trust Plus
   4.90%, 08/13/99                             $ 20,000  $    19,884
   5.03%, 09/17/99                               11,000       10,882
                                                         -----------
                                                              30,766
                                                         -----------
AUTOMOTIVE -- 4.1%
Daimler Chrysler N.A. Holdings
   4.91%, 07/30/99                               80,000       79,688
   4.91%, 08/03/99                               50,000       49,778
   4.96%, 08/03/99                               30,000       29,865
   4.91%, 08/05/99                               50,000       49,765
FCE Bank PLC
   4.90%, 07/23/99                              100,000       99,708
General Motors Acceptance Corp.
   4.89%, 07/21/99                              125,000      124,665
   4.89%, 07/22/99                               75,000       74,789
   4.89%, 08/11/99                              200,000      198,902
   4.89%, 08/12/99                              200,000      198,875
   4.89%, 08/13/99                              100,000       99,424
   4.90%, 08/13/99                              148,000      147,148
Hertz Corp.
   5.19%, 09/21/99                              125,000      123,541
                                                         -----------
                                                           1,276,148
                                                         -----------
BANKING - AUSTRALIA -- 0.7%
Anz (Delaware), Inc.
   4.88%, 08/12/99                               50,000       49,720
Westpac Capital Corp.
   4.94%, 07/09/99                               75,000       74,919
   4.90%, 09/09/99                              100,000       99,063
                                                         -----------
                                                             223,702
                                                         -----------
BANKING - BELGIUM -- 3.0%
BBL North America
   4.89%, 07/12/99                                8,000        7,988
   4.88%, 07/14/99                               49,000       48,915
   5.04%, 09/09/99                               55,000       54,469
   5.19%, 09/27/99                              100,000       98,748
Cregem North America, Inc.
   4.92%, 07/09/99                              115,000      114,876
   4.94%, 07/12/99                              100,000       99,853
   4.88%, 07/16/99                               50,000       49,900


                                                 Par        Value
                                               --------  -----------
Generale Funding L.L.C.
   4.96%, 07/08/99                             $ 25,000  $    24,977
   4.87%, 07/19/99                               18,000       17,957
   4.87%, 07/20/99                              100,000       99,749
   4.89%, 07/22/99                               50,000       49,859
   4.93%, 08/11/99                              100,000       99,452
   4.93%, 08/12/99                               50,000       49,719
   4.95%, 10/27/99                               25,000       24,605
   4.95%, 10/29/99                               75,000       73,793
   5.21%, 12/10/99                               25,000       24,429
                                                         -----------
                                                             939,289
                                                         -----------
BANKING - CANADA -- 2.0%
Bank of Nova Scotia
   4.90%, 07/13/99                               50,000       49,920
   4.87%, 08/02/99                               50,000       49,789
   4.89%, 08/03/99                               45,000       44,801
   4.87%, 08/04/99                              100,000       99,551
   4.89%, 08/05/99                              150,000      149,304
   5.01%, 09/02/99                              175,000      173,486
National Bank of Canada
   5.02%, 08/23/99                               50,000       49,639
                                                         -----------
                                                             616,490
                                                         -----------
BANKING - DENMARK -- 0.4%
Den Danske Corp.
   4.90%, 08/04/99                               25,000       24,887
Unifunding, Inc.
   4.89%, 08/04/99                               91,000       90,590
                                                         -----------
                                                             115,477
                                                         -----------
BANKING - DOMESTIC -- 4.3%
BankAmerica Corp.
   4.91%, 08/05/99                               50,000       49,767
   4.88%, 08/24/99                              100,000       99,280
Citibank Capital Markets Assets, L.L.C. (f)
   4.89%, 08/13/99                               16,000       15,908
   4.95%, 08/23/99                               58,000       57,583
   5.13%, 09/21/99                              100,000       98,847
Enterprise Funding Corp. (f)
   4.93%, 07/02/99                               30,056       30,052
   4.99%, 07/08/99                               12,570       12,558

                                                 Par        Value
                                               --------  -----------
   5.36%, 07/13/99                             $ 50,000  $    49,911
   4.99%, 07/14/99                                8,958        8,942
   5.36%, 07/14/99                               50,000       49,903
   4.91%, 07/15/99                              106,271      106,071
   5.09%, 09/10/99                               39,936       39,540
   5.17%, 09/24/99                                7,512        7,422
First Chicago Financial Corp.
   4.93%, 07/28/99                               90,000       89,673
Forrestal Funding Master Trust (f)
   5.04%, 09/08/99                               25,000       24,761
   5.05%, 09/09/99                               25,000       24,757
Intrepid Funding Master Trust (f)
   4.89%, 07/16/99                               15,194       15,163
   4.91%, 08/27/99                               29,191       28,968
   4.98%, 09/08/99                               13,000       12,878
   5.20%, 10/01/99                               49,944       49,291
   5.24%, 10/05/99                               13,000       12,821
   4.95%, 10/20/99                              100,000       98,509
Kitty Hawk Funding Corp. (f)
   5.18%, 08/05/99                               39,763       39,564
   5.30%, 08/09/99                               82,000       81,532
   5.08%, 07/14/99                               37,000       36,932
   5.08%, 07/15/99                               25,000       24,951
   5.01%, 09/01/99                              172,179      170,711
   5.17%, 09/13/99                               14,702       14,548
   4.97%, 11/02/99                               10,166        9,996
                                                         -----------
                                                           1,360,839
                                                         -----------
BANKING - FRANCE -- 0.1%
Societe Generale North America
   4.93%, 07/08/99                               42,000       41,960
                                                         -----------
BANKING - GERMANY -- 4.0%
Bavaria TRR Corp. (f)
   4.90%, 08/03/99                               14,800       14,734
   4.90%, 08/16/99                               31,000       30,808
   4.93%, 08/17/99                               34,000       33,784
   5.01%, 09/02/99                               35,000       34,697
   5.02%, 09/02/99                               27,300       27,063
Comision Federal de Electricidad (f)
   4.96%, 08/30/99                               50,000       49,593
   5.05%, 09/15/99                               25,000       24,737
Deutsche Bank Financial, Inc.
   4.88%, 08/26/99                              100,000       99,253
   4.88%, 08/27/99                               85,000       84,354
   5.02%, 09/13/99                              160,000      158,372
   5.02%, 09/14/99                              100,000       98,969
   5.20%, 12/02/99                              200,000      195,662


                                                 Par        Value
                                               --------  -----------
Dresdner U.S. Finance, Inc.
   5.04%, 09/16/99                             $250,000  $   247,342
Giro US Funding Corp. (f)
   4.93%, 08/11/99                               67,000       66,628
   5.30%, 08/13/99                               50,277       49,961
   4.94%, 08/17/99                               50,000       49,682
                                                         -----------
                                                           1,265,639
                                                         -----------
BANKING - NETHERLANDS -- 4.9%
ABN-AMRO North America Finance, Inc.
   4.88%, 07/19/99                               50,000       49,881
Atlantis One Funding Corp. (f)
   4.93%, 07/21/99                               10,988       10,958
   4.93%, 07/28/99                              116,077      115,655
   4.90%, 08/13/99                               56,000       55,676
   4.91%, 08/13/99                               10,840       10,777
   4.91%, 08/16/99                              148,432      147,516
   4.93%, 08/17/99                               69,000       68,561
   4.90%, 08/18/99                               75,000       74,517
   4.90%, 08/19/99                               87,000       86,428
   4.97%, 08/24/99                              129,000      128,058
   4.96%, 08/25/99                              146,035      144,951
   4.90%, 08/26/99                               77,000       76,423
   4.98%, 08/27/99                               19,000       18,854
   4.97%, 09/01/99                               10,000        9,916
   4.97%, 09/02/99                               10,141       10,054
   5.02%, 09/02/99                               20,000       19,826
   4.98%, 09/14/99                               73,000       72,254
   5.28%, 09/20/99                               75,000       74,121
   5.27%, 09/21/99                               16,000       15,810
   5.27%, 09/22/99                               78,786       77,841
Internationale Nederlanden
  (U.S.) Funding Corp.
   4.88%, 07/30/99                              125,000      124,516
   4.89%, 08/10/99                               63,000       62,663
   4.89%, 08/11/99                               75,000       74,589
                                                         -----------
                                                           1,529,845
                                                         -----------
BANKING - NORWAY -- 0.9%
Christiania Capital Corp.
   4.90%, 08/10/99                               42,000       41,775
   4.92%, 08/12/99                               40,000       39,774
   4.90%, 08/17/99                               50,000       49,685

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
Den Norske Bank
   5.00%, 07/01/99                             $ 50,000  $    50,000
   4.93%, 08/25/99                              100,000       99,257
                                                         -----------
                                                             280,491
                                                         -----------
BANKING - SWEDEN -- 3.0%
AB Spintab
   4.92%, 07/22/99                               90,000       89,745
   4.93%, 07/26/99                               30,000       29,899
   4.95%, 08/13/99                               10,000        9,942
   4.98%, 08/25/99                              100,000       99,259
   5.05%, 09/10/99                                9,000        8,913
   5.00%, 09/30/99                               66,000       65,187
Nordbanken of North America, Inc.
   4.92%, 07/12/99                               85,000       84,874
   4.92%, 07/13/99                              100,000       99,839
   4.95%, 08/10/99                               40,000       39,785
   4.97%, 08/10/99                               45,000       44,758
   4.88%, 08/19/99                              126,000      125,177
Svenska Handelsbanken, Inc.
   4.88%, 07/14/99                               50,000       49,913
   4.88%, 07/15/99                               50,000       49,906
Swedbank, Inc.
   4.90%, 07/06/99                                9,000        8,994
   4.88%, 07/16/99                               10,000        9,980
   4.91%, 08/09/99                               50,000       49,739
   4.88%, 08/26/99                               50,000       49,627
   4.93%, 09/15/99                               34,500       34,149
                                                         -----------
                                                             949,686
                                                         -----------
BANKING - SWITZERLAND -- 1.8%
Credit Suisse First Boston, Inc.
   4.93%, 08/24/99                               47,300       46,955
   4.93%, 08/30/99                               70,000       69,432
   4.97%, 09/08/99                               40,000       39,624
UBS Finance (Delaware) Inc.
   4.92%, 07/08/99                               25,000       24,977
   4.99%, 12/14/99                              115,000      112,434
   5.01%, 12/20/99                              190,000      185,588
   5.03%, 12/22/99                              100,000       97,641
                                                         -----------
                                                             576,651
                                                         -----------


                                                 Par        Value
                                               --------  -----------
BANKING - UNITED KINGDOM -- 2.2%
Abbey National N.A. Corp.
   4.94%, 07/02/99                             $193,000  $   192,974
   4.90%, 08/02/99                                8,000        7,966
Abbey National Treasury Services PLC
   5.20%, 05/04/00                               95,000       94,945
   5.40%, 05/11/00                               50,000       49,923
Banco Nacional de Comercio
  Exterior, S.N.C. (f)
   4.89%, 07/19/99                               10,000        9,976
Banco Nacional de Mexico S.A. (f)
   4.90%, 08/20/99                                9,000        8,940
   4.99%, 09/14/99                               33,000       32,662
Bank of Scotland Treasury
  Services PLC
   4.88%, 08/12/99                               55,000       54,691
Repeat Offering Securitization
   Entity, Inc.  (f)
   4.89%, 07/19/99                               20,500       20,451
   4.89%, 07/20/99                               47,966       47,845
   4.91%, 07/22/99                               23,483       23,417
   4.89%, 07/27/99                               64,106       63,883
   5.02%, 08/31/99                               64,340       63,800
Yorkshire Building Society
   5.12%, 07/28/99                               15,050       14,993
                                                         -----------
                                                             686,466
                                                         -----------
BEVERAGES -- 0.1%
Coca Cola Enterprises
   5.12%, 09/17/99                               25,000       24,727
                                                         -----------
CREDIT CARD RECEIVABLES -- 0.1% (g)
Providian Master Trust Series 1993-3
   4.90%, 08/10/99                               11,433       11,372
   4.91%, 08/12/99                               12,000       11,932
                                                         -----------
                                                              23,304
                                                         -----------
DIVERSIFIED FINANCIAL ASSETS -- 17.2% (g)
Ace Overseas Corp.
   5.10%, 07/20/99                               10,000        9,973
   4.89%, 08/02/99                               35,000       34,852
   4.91%, 08/16/99                               30,000       29,814
   5.03%, 09/01/99                               11,000       10,906
   5.00%, 09/27/99                               53,000       52,368
Amsterdam Funding Corp.
   5.02%, 09/01/99                               25,000       24,786

                                                 Par        Value
                                               --------  -----------
Bavaria Universal Funding
   4.90%, 07/16/99                             $ 30,000  $    29,940
   4.96%, 08/20/99                               38,000       37,741
   5.03%, 09/03/99                               25,000       24,779
   5.00%, 09/27/99                               12,000       11,857
Beta Finance, Inc.
   4.98%, 07/01/99                               50,000       50,000
   4.88%, 07/19/99                               45,500       45,392
   4.89%, 08/02/99                               20,500       20,413
   4.95%, 08/09/99                               21,000       20,890
   4.97%, 09/13/99                               23,500       23,264
   5.04%, 09/13/99                               98,200       97,197
   5.13%, 09/21/99                               50,000       49,424
   5.17%, 09/22/99                               33,000       32,612
   5.22%, 09/22/99                               25,000       24,703
   5.30%, 09/28/99                               36,000       35,535
   4.95%, 10/19/99                               26,280       25,892
   5.25%, 05/11/00                               75,000       75,000
   5.55%, 06/09/00                               50,000       49,995
CC (USA), Inc.
   4.94%, 07/06/99                               26,500       26,482
   4.88%, 08/02/99                               40,000       39,831
   4.90%, 08/02/99                               46,000       45,805
   4.95%, 08/04/99                               29,500       29,365
   4.95%, 08/12/99                               25,000       24,859
   4.96%, 08/20/99                               27,400       27,214
   4.98%, 08/23/99                               50,000       49,642
   5.05%, 08/31/99                               63,000       62,475
   5.30%, 09/28/99                               67,000       66,134
   4.95%, 10/18/99                               15,000       14,781
   4.95%, 10/20/99                               47,500       46,793
Concord Minutemen Capital Co., L.L.C.
  Series A
   4.93%, 07/09/99                               22,000       21,976
   4.95%, 08/20/99                               30,968       30,758
   4.98%, 09/15/99                              101,642      100,589
   4.94%, 09/20/99                               25,000       24,727
   4.95%, 10/13/99                               25,608       25,250
   5.27%, 11/08/99                               28,000       27,478
Dorada Finance, Inc.
   5.04%, 09/15/99                               50,000       49,475
Eureka Securitization, Inc.
   5.11%, 08/05/99                               15,000       14,926
   5.13%, 09/20/99                               20,000       19,772
   5.13%, 09/22/99                               50,000       49,417


                                                 Par        Value
                                               --------  -----------
Greenwich Funding Corp.
   4.91%, 07/01/99                             $ 38,000  $    38,000
   4.93%, 08/16/99                               13,000       12,919
   5.01%, 08/31/99                               19,109       18,949
   5.01%, 09/01/99                               38,786       38,455
   5.03%, 09/02/99                               25,322       25,102
   5.03%, 09/07/99                              157,003      155,529
   5.16%, 09/15/99                               23,000       22,753
Greyhawk Funding, L.L.C.
   4.89%, 07/16/99                               10,000        9,980
   4.89%, 07/20/99                               35,000       34,911
   4.90%, 08/19/99                               40,000       39,738
   4.95%, 08/26/99                              125,000      124,050
   4.95%, 08/27/99                               45,000       44,652
   5.03%, 09/17/99                               16,000       15,828
International Securitization Corp.
   5.08%, 07/21/99                               70,355       70,157
   4.90%, 08/06/99                               12,865       12,803
   5.03%, 09/08/99                               77,720       76,980
   5.03%, 09/10/99                              100,130       99,150
   5.10%, 09/10/99                               50,000       49,504
   5.17%, 09/20/99                               20,590       20,354
   5.18%, 09/22/99                               20,420       20,179
   5.21%, 09/23/99                               35,000       34,580
   5.17%, 09/24/99                               20,310       20,065
   5.10%, 10/04/99                               26,000       25,656
   4.95%, 10/27/99                               38,215       37,610
Lexington Parker Capital Corp.
   4.88%, 07/20/99                               75,000       74,812
   4.87%, 07/23/99                               15,000       14,956
   4.88%, 07/23/99                               27,000       26,921
   4.89%, 08/06/99                               50,000       49,759
   4.93%, 08/18/99                               40,000       39,740
   4.93%, 08/19/99                               41,032       40,760
   4.95%, 08/19/99                               50,000       49,667
   4.98%, 08/20/99                               41,000       40,723
   4.96%, 08/23/99                               79,088       78,517
   4.94%, 08/24/99                               63,852       63,386
   4.96%, 08/24/99                               60,000       59,559
   5.05%, 09/02/99                               65,553       64,989
   5.02%, 09/03/99                               30,000       29,735
   5.03%, 09/03/99                               44,000       43,611
   5.06%, 09/03/99                               37,000       36,676
   4.97%, 11/08/99                               62,538       61,443

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
Market Street Funding Corp.
   5.08%, 07/16/99                             $120,000  $   119,747
   5.08%, 07/20/99                               40,000       39,893
   5.08%, 07/22/99                               35,000       34,897
Mont Blanc Capital Corp.
   4.90%, 07/07/99                               50,000       49,959
   4.90%, 07/12/99                               30,000       29,955
   5.08%, 07/19/99                               25,186       25,122
   5.11%, 08/06/99                               59,422       59,120
Moriarty, L.L.C.
   4.91%, 07/09/99                               21,000       20,977
   4.90%, 07/12/99                               27,000       26,960
   4.90%, 08/06/99                               29,000       28,860
   4.90%, 08/10/99                               70,600       70,220
   4.90%, 08/11/99                               16,000       15,912
   4.95%, 08/23/99                               30,000       29,784
   4.94%, 08/24/99                               50,000       49,635
   5.02%, 09/07/99                               67,000       66,374
   5.06%, 09/08/99                               26,000       25,751
Sigma Finance, Inc.
   4.94%, 07/01/99                               30,000       30,000
   5.03%, 07/06/99                               50,000       49,966
   4.94%, 07/15/99                               18,000       17,966
   4.96%, 07/15/99                               12,000       11,977
   4.90%, 07/26/99                               38,000       37,874
   4.88%, 07/30/99                               10,000        9,962
   4.90%, 08/20/99                               24,000       23,839
   4.91%, 08/20/99                               10,000        9,933
   4.94%, 08/27/99                               33,000       32,745
   5.05%, 08/27/99                               40,000       39,688
   5.21%, 09/08/99                               13,000       12,872
   5.07%, 09/09/99                               41,000       40,606
   5.07%, 09/10/99                               25,000       24,753
   5.03%, 09/15/99                               77,000       76,194
   5.18%, 09/20/99                              100,000       98,850
   5.13%, 09/21/99                               50,000       49,424
   5.13%, 09/22/99                               19,000       18,778
   5.18%, 09/22/99                               72,000       71,152
   5.00%, 09/23/99                               29,000       28,670
   4.95%, 10/14/99                               18,000       17,746
   4.95%, 10/21/99                               75,000       73,873
   5.00%, 10/25/99                               75,000       73,824
   5.00%, 10/29/99                               41,150       40,482
   5.01%, 11/17/99                               38,000       37,287


                                                 Par        Value
                                               --------  -----------
Stellar Funding Group, Inc.
   4.89%, 07/26/99                             $ 20,000  $    19,933
   4.89%, 07/28/99                               10,000        9,964
Trident Capital Finance, Inc.
   4.93%, 08/17/99                               80,000       79,491
   4.93%, 08/18/99                               80,000       79,481
   4.98%, 09/14/99                               71,700       70,967
   5.04%, 09/16/99                               70,000       69,256
                                                         -----------
                                                           5,388,959
                                                         -----------
ELECTRICAL & ELECTRONICS -- 0.1%
General Electric Co.
   4.91%, 07/27/99                               25,000       24,913
                                                         -----------
FINANCE - COMMERCIAL -- 7.1%
CIT Group Holdings, Inc.
   4.92%, 07/23/99                              100,000       99,704
   4.93%, 07/28/99                               80,000       79,709
   4.90%, 08/09/99                               75,000       74,608
   4.98%, 11/10/99                               50,000       49,109
General Electric Capital Services
  4.91%, 07/19/99                                50,000       49,879
  4.91%, 08/03/99                               100,000       99,557
  4.91%, 08/04/99                               100,000       99,544
  4.91%, 08/05/99                                50,000       49,765
  4.89%, 08/17/99                                50,000       49,686
General Electric Capital Corp.
   5.63%, 07/01/99                              316,160      316,160
   4.91%, 07/19/99                               40,000       39,904
   4.91%, 07/21/99                              100,000       99,732
   4.91%, 07/26/99                              100,000       99,665
   4.91%, 07/27/99                              305,000      303,936
   4.91%, 07/28/99                              108,000      107,609
   4.91%, 07/29/99                               83,000       82,688
   4.91%, 07/30/99                              200,000      199,222
   4.91%, 08/03/99                              100,000       99,557
   4.91%, 08/04/99                               30,000       29,863
   4.89%, 08/17/99                               34,000       33,786
Heller Financial, Inc.
   5.00%, 07/16/99                               24,000       23,951
   5.00%, 07/30/99                               34,000       33,865
   5.00%, 08/04/99                               50,000       49,767
   5.01%, 08/06/99                               50,000       49,753
   5.01%, 08/12/99                               20,000       19,885
                                                         -----------
                                                           2,240,904
                                                         -----------

                                                 Par        Value
                                               --------  -----------
FINANCE - CONSUMER -- 1.5%
Associates Corp. of North America
   5.33%, 12/16/99                             $ 25,000  $    24,394
Associates First Capital BV
   4.88%, 07/14/99                               12,000       11,979
   4.90%, 08/18/99                               45,000       44,710
   4.97%, 09/01/99                               40,000       39,662
   5.02%, 09/01/99                               20,000       19,830
Associates First Capital Corp.
   4.90%, 07/16/99                              100,000       99,799
   4.91%, 07/19/99                              100,000       99,758
   4.91%, 07/20/99                               50,000       49,873
   5.04%, 09/16/99                               50,000       49,468
   5.04%, 09/17/99                               50,000       49,462
                                                         -----------
                                                             488,935
                                                         -----------
LIFE & HEALTH INSURANCE -- 0.2%
Prudential Funding Corp.
   4.88%, 08/05/99                               62,000       61,710
                                                         -----------
MULTILINE INSURANCE -- 0.1%
General Electric Financial
  Assurance Holdings, Inc.
   4.92%, 07/27/99                               25,000       24,912
                                                         -----------
SAVINGS &  LOAN -- 0.3%
Bank of America FSB
   4.89%, 08/25/99                               90,000       89,337
                                                         -----------
SECURITIES BROKERAGE - DEALER -- 4.3%
Bear Stearns Companies, Inc.
   5.10%, 09/17/99                               35,000       34,619
Goldman Sachs Group, LP
   4.90%, 09/01/99                               85,000       84,294
   4.90%, 09/03/99                              116,000      115,006
JP Morgan & Co.
   5.19%, 09/22/99                               79,000       78,067
   4.98%, 09/23/99                              300,000      296,570
   5.46%, 01/21/00                              200,000      194,010
Lehman Brothers Holdings, Inc.
   5.08%, 09/08/99                               75,000       74,280
Salomon Smith Barney Holdings
   5.26%, 07/07/99                               45,000       44,961
   4.89%, 08/02/99                               50,000       49,785
   4.90%, 08/06/99                               50,000       49,758
   4.89%, 08/19/99                              115,000      114,246
   4.89%, 08/20/99                              222,000      220,514
                                                         -----------
                                                           1,356,110
                                                         -----------


                                                 Par        Value
                                               --------  -----------
TRADE RECEIVABLES -- 8.6% (g)
Apreco, Inc.
   5.18%, 08/09/99                             $ 25,000  $    24,861
   4.99%, 08/13/99                               10,000        9,941
   4.93%, 08/16/99                               25,000       24,844
   4.93%, 08/26/99                               50,000       49,622
   5.10%, 09/09/99                               40,000       39,608
   5.10%, 09/10/99                               40,000       39,603
   4.97%, 09/16/99                               15,000       14,843
   5.17%, 09/21/99                               15,000       14,826
Asset Securitization Cooperative Corp.
   5.19%, 09/24/99                              170,000      167,945
Barton Capital Corp.
   4.90%, 07/06/99                              102,810      102,740
   4.90%, 07/07/99                               17,303       17,289
   4.91%, 07/07/99                               40,000       39,967
   4.91%, 07/08/99                               18,012       17,995
   4.89%, 07/09/99                               10,000        9,989
   4.91%, 07/09/99                               22,261       22,237
   5.41%, 07/14/99                               30,000       29,941
   4.92%, 07/21/99                               20,000       19,946
   4.99%, 07/23/99                               14,535       14,491
   5.10%, 08/04/99                               18,002       17,916
   4.89%, 08/10/99                               41,213       40,992
   5.00%, 08/16/99                               17,000       16,892
   5.17%, 09/20/99                               14,918       14,747
   5.00%, 09/29/99                               15,606       15,416
Clipper Receivables Corp.
   4.89%, 07/09/99                               11,000       10,988
   5.11%, 08/10/99                               36,810       36,603
Corporate Asset Funding Corp.
   5.26%, 07/07/99                               18,000       17,984
   5.26%, 07/09/99                               50,000       49,942
Corporate Receivables Corp.
   4.93%, 08/27/99                               50,000       49,615
   4.95%, 08/30/99                               50,000       49,593
   5.17%, 09/24/99                              100,000       98,796
CXC, Inc.
   4.90%, 07/14/99                               30,000       29,947
   4.90%, 07/15/99                               30,000       29,943
   4.91%, 07/15/99                               25,000       24,953
   5.11%, 08/05/99                               25,000       24,877
   5.11%, 08/06/99                               40,000       39,797
   5.02%, 09/08/99                               75,000       74,288
   5.02%, 09/09/99                               75,000       74,278
   5.17%, 09/24/99                               50,000       49,398

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
Edison Asset Securitization Corp., L.L.C.
   4.88%, 07/15/99                             $ 43,281  $    43,201
   4.87%, 07/23/99                               15,284       15,240
   4.87%, 07/29/99                               25,000       24,908
   4.93%, 07/29/99                               26,450       26,350
   4.87%, 07/30/99                               29,448       29,335
   5.01%, 09/08/99                               80,124       79,365
Falcon Asset Securitization Corp.
   5.27%, 09/21/99                               10,562       10,437
   5.22%, 10/12/99                               13,623       13,423
Monte Rosa Capital Corp.
   4.99%, 07/13/99                               26,000       25,957
   5.08%, 07/26/99                               30,000       29,895
   5.08%, 07/28/99                               90,556       90,213
Receivables Capital Corp.
   4.90%, 07/13/99                               50,514       50,432
   5.12%, 09/03/99                              110,690      109,693
   5.10%, 09/08/99                               50,000       49,517
Sheffield Receivables Corp.
   5.87%, 07/01/99                               10,000       10,000
   5.08%, 07/23/99                               73,800       73,572
   4.93%, 08/16/99                               14,200       14,112
   5.32%, 12/17/99                               30,800       30,051
WCP Funding, Inc.
   4.93%, 08/26/99                               25,000       24,811
   4.93%, 08/27/99                               50,000       49,615
Windmill Funding Corp.
   5.08%, 07/29/99                               75,000       74,705
   5.18%, 08/06/99                               25,000       24,871
   4.95%, 08/20/99                               25,000       24,830
   4.97%, 09/02/99                               25,000       24,785
   5.10%, 09/15/99                              100,000       98,937
   5.12%, 09/17/99                              100,250       99,153
   5.13%, 09/22/99                               15,950       15,764
   5.30%, 09/27/99                               50,000       49,361
Wood Street Funding Corp.
   4.89%, 07/08/99                               24,308       24,285
   4.90%, 08/04/99                                9,000        8,959
   5.18%, 09/29/99                               19,000       18,757
                                                         -----------
                                                           2,692,187
                                                         -----------
TOTAL COMMERCIAL PAPER AND
  OTHER CORPORATE OBLIGATIONS
  (Cost $22,309,447)                                      22,309,447
                                                         -----------


                                                 Par        Value
                                               --------  -----------
CERTIFICATES OF DEPOSIT -- 20.7%
BANKING - AUSTRALIA -- 0.2%
Australia & New Zealand Bank Group
   4.90%, 07/07/99                             $ 50,000  $    50,000
                                                         -----------
BANKING - BELGIUM -- 3.1%
Credit Communal de Belgique
   5.70%, 07/07/99                              150,000      149,999
   5.71%, 07/08/99                              100,000       99,999
   5.71%, 07/13/99                               72,000       71,999
   5.71%, 07/15/99                              100,000       99,998
   4.95%, 08/16/99                               50,000       50,000
   4.95%, 08/17/99                              100,000      100,000
   4.95%, 08/18/99                              100,000      100,000
   5.20%, 04/06/00                              100,000       99,963
   5.10%, 04/13/00                              100,000       99,962
   5.13%, 04/17/00                              100,000       99,959
                                                         -----------
                                                             971,879
                                                         -----------
BANKING - CANADA -- 4.4%
Bank of Montreal
   5.13%, 04/17/00                               50,000       49,984
   5.20%, 04/17/00                               45,000       44,957
Bank of Nova Scotia
   4.89%, 07/27/99                               50,000       50,022
Canadian Imperial Bank of Commerce
   5.05%, 01/27/00                               75,000       74,990
   5.20%, 02/25/00                              100,000       99,981
   5.35%, 03/03/00                               25,000       24,987
   5.20%, 04/04/00                              100,000       99,965
   5.10%, 04/12/00                               88,000       87,986
   5.45%, 06/01/00                               45,000       44,980
National Bank of Canada
   4.93%, 07/06/99                              150,000      150,000
   5.74%, 07/20/99                              100,000       99,997
   4.90%, 09/07/99                              135,000      135,001
Royal Bank of Canada
   5.05%, 02/04/00                              100,000       99,983
   5.06%, 02/08/00                               75,000       74,989
Toronto-Dominion Bank
   5.70%, 07/08/99                               75,000       74,999
   4.90%, 07/14/99                               15,000       15,003
   5.15%, 02/14/00                              100,000       99,932
   5.20%, 04/05/00                               50,000       49,982
                                                         -----------
                                                           1,377,738
                                                         -----------

                                                 Par        Value
                                               --------  -----------
BANKING - DOMESTIC -- 2.7%
BankBoston N.A.
   5.09%, 09/14/99                             $ 50,000  $    49,999
Bankers Trust Co.
   4.93%, 07/01/99                              150,000      150,000
Chase Manhattan Bank (USA)
   5.75%, 08/03/99                              100,000       99,994
Morgan Guaranty Trust Co.
   4.89%, 07/21/99                              106,000      106,000
   4.89%, 07/22/99                              100,000      100,000
   4.89%, 07/23/99                              100,000      100,000
US Bank N.A.
   4.98%, 09/21/99                               40,000       40,000
   4.98%, 11/03/99                               25,000       25,000
   4.97%, 11/08/99                               14,000       14,000
   5.30%, 12/14/99                               25,000       25,000
Wilmington Trust Co.
   4.97%, 09/07/99                               62,000       62,000
   4.98%, 09/16/99                               40,000       40,000
   4.98%, 11/17/99                               25,000       25,000
                                                         -----------
                                                             836,993
                                                         -----------
BANKING - FINLAND -- 0.2%
Merita Bank Ltd.
   5.03%, 09/14/99                               52,000       52,000
   5.30%, 12/17/99                               15,000       15,000
                                                         -----------
                                                              67,000
                                                         -----------
BANKING - FRANCE -- 3.0%
Banque Nationale de Paris
   5.20%, 12/08/99                               25,000       25,002
Credit Agricole Indosuez
   4.90%, 08/05/99                               50,000       50,000
   4.90%, 08/06/99                              100,000      100,000
   4.95%, 08/31/99                              280,000      280,000
   4.95%, 09/30/99                              150,000      150,000
   4.95%, 10/12/99                              100,000       99,996
Societe Generale
   4.90%, 07/12/99                              150,000      150,000
   4.88%, 08/09/99                              100,000      100,000
                                                         -----------
                                                             954,998
                                                         -----------
BANKING - GERMANY -- 2.6%
Commerzbank, AG
   4.88%, 09/10/99                              100,000      100,075
   4.88%, 09/13/99                               75,000       75,046
   5.04%, 09/15/99                               50,000       50,017


                                                 Par        Value
                                               --------  -----------
Deutsche Bank AG
   4.90%, 08/02/99                             $ 50,000  $    49,999
Landesbank Hessen-Thurgingen
  Girozentrale
   5.20%, 04/26/00                               50,000       49,968
Westdeutsche Landesbank
  Girozentrale
   4.88%, 07/13/99                               50,000       50,000
   4.88%, 07/14/99                              125,000      125,000
   4.88%, 08/10/99                              100,000      100,000
   4.88%, 08/18/99                              105,000      105,000
   5.01%, 09/09/99                              110,000      110,000
                                                         -----------
                                                             815,105
                                                         -----------
BANKING - NETHERLANDS -- 0.1%
Ing Bank NV
   4.95%, 10/27/99                               25,000       24,999
                                                         -----------
BANKING - NORWAY -- 0.8%
Christiania Bank
   4.89%, 07/13/99                               75,000       75,000
   4.89%, 07/16/99                              100,000      100,000
   4.89%, 08/02/99                               25,000       25,000
Den Norske Bank
   4.94%, 08/25/99                               50,000       50,000
                                                         -----------
                                                             250,000
                                                         -----------
BANKING - SWEDEN -- 0.2%
ForeningsSparbanken AB
   4.91%, 07/21/99                               50,000       50,000
   5.20%, 12/02/99                               25,000       25,000
                                                         -----------
                                                              75,000
                                                         -----------
BANKING - SWITZERLAND -- 2.3%
UBS AG
   5.70%, 07/09/99                              100,000       99,999
   5.11%, 01/13/00                               50,000       49,992
   5.35%, 03/01/00                               25,000       24,990
   5.10%, 04/12/00                               71,000       70,989
   5.26%, 05/10/00                              100,000       99,958
   5.40%, 05/31/00                               50,000       49,980
   5.45%, 06/01/00                               50,000       49,980
   5.65%, 06/26/00                              100,000       99,949
   5.75%, 06/26/00                               25,000       24,963
   5.70%, 06/27/00                               75,000       74,971
   5.80%, 07/05/00 (d)                           75,000       74,969
                                                         -----------
                                                             720,740
                                                         -----------

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
BANKING-UNITED KINGDOM -- 1.1%
Bank of Scotland
   4.90%, 07/15/99                             $ 70,000  $    70,000
Barclays Bank PLC
   5.04%, 01/12/00                              100,000       99,985
   5.66%, 06/14/00                               25,000       24,988
National Westminster Bank PLC
   5.71%, 07/16/99                              100,000       99,998
   5.09%, 02/09/00                               50,000       49,991
                                                         -----------
                                                             344,962
                                                         -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,489,414)                                        6,489,414
                                                         -----------
VARIABLE RATE OBLIGATIONS -- 4.7% (b)
BANKING - DOMESTIC -- 0.3% (f)
6700 Cherry Avenue Partners
  Demand Bond Series 1993
   5.28%, 07/07/99                                9,300        9,300
Lowndes Corp., Georgia Taxable
  Demand Bond Series 1997
   5.15%, 07/07/99                                9,200        9,200
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.) Series 1997A1
   5.08%, 07/07/99                               35,125       35,125
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.) Series 1997A2
   5.08%, 07/07/99                               12,325       12,325
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.) Series 1997A3
   5.08%, 07/07/99                               12,325       12,325
                                                         -----------
                                                              78,275
                                                         -----------
BANKING - FRANCE -- 0.1% (f)
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project)
  Series A
   5.03%, 07/07/99                               16,875       16,875


                                                 Par        Value
                                               --------  -----------
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project)
  Series B
   5.03%, 07/07/99                             $ 10,000  $    10,000
                                                         -----------
                                                              26,875
                                                         -----------
BANKING - GERMANY -- 0.1% (a) (f)
Liquid Asset Backed Securities
  Series 1998-1
   5.14%, 07/07/99                               22,809       22,802
                                                         -----------
BANKING - NETHERLANDS -- 0.1% (f)
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes
  & Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series 1995A
   5.05%, 07/07/99                               20,070       20,070
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes
  & Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series B
   5.05%, 07/07/99                               10,000       10,000
                                                         -----------
                                                              30,070
                                                         -----------
CREDIT CARD RECEIVABLES -- 0.1% (a) (g)
Short Term Repackaged Asset Trust
  Series 1998 E
   5.02%, 07/19/99                               40,000       40,000
                                                         -----------
EDUCATION -- 0.1%
Development Authority of Dekalb
  County Taxable Rate Revenue Bond
  (Emory University Project)
  Series 1995B
   5.20%, 07/07/99                               32,450       32,450
                                                         -----------
HEALTH CARE -- 0.1%
Catholic Health Initiatives Taxable
  Demand Bonds Series 1997C
   5.20%, 07/07/99                               33,800       33,800
                                                         -----------

                                                 Par        Value
                                               --------  -----------
LIFE & HEALTH INSURANCE -- 1.7% (e)
First Allmerica Financial Life
  Insurance Co.
   5.00%, 07/01/99                             $ 50,000  $    50,000
General Electric Life & Annuity
  Assurance Co.
   4.98%, 07/01/99                              100,000      100,000
Jackson National Life Insurance Co.
   5.01%, 07/01/99                               60,000       60,000
John Hancock Mutual Life
  Insurance Co.
   4.95%, 07/01/99                               50,000       50,000
Monumental Life Insurance Co.
   5.01%, 07/01/99                              100,000      100,000
Pacific Mutual Life Insurance Co.
   4.93%, 07/01/99                              100,000      100,000
United of Omaha Life Insurance Co.
   5.08%, 07/01/99                               60,000       60,000
                                                         -----------
                                                             520,000
                                                         -----------
MONOLINE INSURANCE -- 0.2% (f)
Baptist Health Systems of South
  Florida, Inc. Taxable Direct Note
  Obligations Series 1995A
   5.20%, 07/07/99                               12,555       12,555
Baptist Health Systems of South
  Florida, Inc. Taxable Direct Note
  Obligations Series 1995B
   5.20%, 07/07/99                               19,000       19,000
Dade County, Florida Expressway
  Authority Toll System Revenue Bond
  Series 1996
   5.10%, 07/07/99                               31,200       31,200
The Community Redevelopment
  Agency of the City of Los Angeles,
  California (Bunker Hill Project )
  Subordinate Tax Allocation
  Refunding Bonds Series 1997A
   5.25%, 07/07/99                               10,000       10,000
                                                         -----------
                                                              72,755
                                                         -----------
SECURITIES BROKERAGE - DEALER -- 1.6% (e)
Lehman Commercial Paper, Inc.
   5.17%, 07/01/99                              167,640      167,640
   5.18%, 07/01/99                              142,000      142,000
   5.20%, 07/06/99                              100,000      100,000


                                                 Par        Value
                                               --------  -----------
   5.20%, 07/12/99                             $ 23,000  $    23,000
   5.42%, 07/29/99                               70,000       70,000
                                                         -----------
                                                             502,640
                                                         -----------
TRADE RECEIVABLES -- 0.3% (a) (g)
Asset Securitization Cooperative Corp.
   5.19%, 09/20/99             100,000                       100,000
                                                         -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,459,667)                                        1,459,667
                                                         -----------
BANK NOTES -- 3.5%
BANKING - DOMESTIC -- 3.5%
European American Bank
   5.61%, 06/12/00                               25,000       24,990
FCC National Bank
   4.90%, 07/22/99                              100,000      100,000
   4.90%, 07/26/99                              150,000      150,000
   4.90%, 08/23/99                              107,000      107,000
First National Bank of Chicago
   5.03%, 09/17/99                              200,000      200,000
Lasalle National Bank
   5.30%, 05/15/00                               50,000       49,978
NationsBank N.A.
   4.94%, 07/06/99                               24,000       24,000
   4.94%, 07/07/99                              100,000      100,000
   4.94%, 07/08/99                              100,000      100,000
   4.95%, 11/04/99                              100,000      100,000
   4.95%, 11/09/99                              100,000      100,000
   4.95%, 11/10/99                               50,000       50,000
                                                         -----------
TOTAL BANK NOTES
  (COST $1,105,968)                                        1,105,968
                                                         -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost 31,364,496)                                       31,364,496
                                                         -----------
OTHER ASSETS AND LIABILITIES - 0.0%
  Other assets                                               147,763
  Liabilities                                               (135,872)
                                                         -----------
                                                              11,891
                                                         -----------
TOTAL NET ASSETS-- 100.0%                                $31,376,387
                                                         ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
U.S. GOVERNMENT SECURITIES -- 80.0%
COUPON NOTES -- 12.7%
Federal Home Loan Bank
   5.54%, 07/15/99                             $ 25,000  $    24,999
   4.93%, 01/19/00                               50,000       50,023
   4.95%, 01/21/00                               20,000       20,009
   4.95%, 02/17/00                               20,000       19,986
   5.16%, 03/08/00                               25,000       25,010
   5.02%, 05/12/00                               25,000       24,967
Federal National Mortgage
  Association
   8.45%, 07/12/99                                8,750        8,757
   6.00%, 09/02/99                               25,000       25,030
   5.81%, 10/01/99                               20,600       20,647
   5.23%, 06/07/00                               20,000       19,984
Student Loan Marketing
  Association
   4.93%, 02/08/00                               50,000       50,000
                                                         -----------
                                                             289,412
                                                         -----------
DISCOUNT NOTES -- 67.3%
Federal Home Loan Bank
   5.03%, 11/19/99                               21,387       20,976
Federal Home Loan Mortgage
  Corporation
   4.81%, 07/02/99                                7,005        7,004
   4.77%, 07/06/99                                3,665        3,663
   4.81%, 07/08/99                               39,699       39,663
   4.83%, 07/09/99                               24,250       24,224
   4.85%, 07/09/99                               20,000       19,979
   4.86%, 07/09/99                               11,570       11,558
   4.78%, 07/13/99                               42,300       42,234
   4.81%, 07/13/99                               50,000       49,920
   4.81%, 07/14/99                               18,675       18,643
   4.83%, 07/14/99                               16,610       16,581
   4.79%, 07/15/99                               12,055       12,033
   4.85%, 08/05/99                               25,000       24,885
   4.91%, 08/05/99                                4,000        3,981
   4.80%, 08/06/99                               14,100       14,033
   4.91%, 08/06/99                               40,000       39,805
   4.80%, 08/10/99                                6,455        6,421
   4.85%, 08/11/99                               18,000       17,902
   4.80%, 08/13/99                               45,170       44,914
   4.85%, 08/13/99                               37,572       37,357
   4.92%, 08/16/99                               24,000       23,851
   4.86%, 08/19/99                               17,200       17,088
   4.84%, 08/20/99                              106,218      105,519


                                                 Par        Value
                                               --------  -----------
   4.93%, 08/20/99                             $ 13,300  $    13,210
   4.84%, 08/23/99                               20,945       20,799
   4.88%, 08/23/99                               31,045       30,825
   4.90%, 08/23/99                               20,000       19,858
   4.99%, 08/23/99                               28,000       27,796
   4.90%, 08/24/99                               22,939       22,772
   4.98%, 08/24/99                               14,997       14,886
   4.92%, 09/03/99                               30,205       29,947
   4.88%, 09/09/99                                1,070        1,060
   5.02%, 09/10/99                                3,635        3,599
   4.97%, 09/15/99                                9,880        9,778
   5.01%, 09/15/99                               20,000       19,791
   5.03%, 09/16/99                               10,430       10,319
   5.06%, 09/17/99                               12,550       12,414
   5.09%, 09/23/99                               20,000       19,766
   4.85%, 09/24/99                               20,429       20,200
   4.92%, 09/30/99                                3,395        3,354
   5.14%, 09/30/99                               29,700       29,319
   5.00%, 11/18/99                               23,000       22,563
   5.55%, 06/13/00                               30,000       28,473
Federal National Mortgage
  Association
   4.84%, 07/21/99                               18,975       18,924
   4.85%, 08/05/99                               14,000       13,935
   4.93%, 08/05/99                                8,200        8,161
   4.90%, 08/10/99                               55,015       54,719
   4.81%, 08/11/99                               45,000       44,759
   4.82%, 08/12/99                               50,000       49,725
   4.83%, 08/12/99                               25,000       24,862
   4.83%, 08/13/99                               30,000       29,831
   4.88%, 08/24/99                               30,000       29,783
   4.87%, 08/27/99                               50,000       49,619
   4.98%, 08/27/99                                7,280        7,223
   4.94%, 09/03/99                               47,330       46,919
   5.03%, 09/10/99                               26,390       26,131
   4.81%, 09/13/99                                3,775        3,739
   5.02%, 09/15/99                               25,000       24,738
   4.87%, 09/17/99                               24,000       23,753
   4.87%, 11/05/99                               20,000       19,665
   5.02%, 11/05/99                               53,818       52,886
   4.95%, 12/15/99                               10,000        9,776
   4.86%, 12/17/99                               10,000        9,778
   5.35%, 05/18/00                               23,120       22,067
                                                         -----------
                                                           1,533,956
                                                         -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $1,823,368)                                        1,823,368
                                                         -----------

                                                 Par        Value
                                               --------  -----------
VARIABLE RATE OBLIGATIONS -- 2.2% (b)
Student Loan Marketing Association
   5.41%, 07/06/99                             $ 50,000  $    49,997
                                                         -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $49,997)                                              49,997
                                                         -----------
                                               Maturity
                                                Value
                                              ----------
REPURCHASE AGREEMENTS -- 17.6% (c)
Credit Suisse First Boston Tri Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   4.78% Issue 04/19/99
         Due 07/07/99                            43,210       42,762
   4.78% Issue 04/20/99
         Due 07/07/99                            80,633       79,807
   4.78% Issue 04/21/99
         Due 07/07/99                            69,944       69,236
   4.78% Issue 04/22/99
         Due 07/07/99                            37,468       37,094
   4.79% Issue 05/11/99
         Due 07/07/99                            18,966       18,823
Morgan Stanley Dean Witter & Co.
  Tri Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   4.90% Issue 06/25/99
         Due 07/01/99                            12,034       12,024
   4.81% Issue 05/7/99
         Due 07/07/99                            12,259       12,160
   4.81% Issue 05/10/99
         Due 07/07/99                            36,474       36,194
   4.81% Issue 05/12/99
         Due 07/07/99                            46,715       46,368
   4.81% Issue 05/13/99
         Due 07/07/99                            23,303       23,133


                                          Maturity Value   Value
                                          -------------- -----------
Salomon Brothers Tri Party
  Repurchase Agreement
  Collateralized by U.S.
  Government Securities
   4.95% Issue 06/23/99
         Due 07/07/99                          $ 25,048  $    25,000
                                                         -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $402,601)                                            402,601
                                                         -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $2,275,966)                                        2,275,966
                                                         -----------
OTHER ASSETS AND LIABILITIES - 0.2%
  Other assets                                                 8,692
  Liabilities                                                 (4,573)
                                                         -----------
                                                               4,119
                                                         -----------
TOTAL NET ASSETS-- 100.0%                                $ 2,280,085
                                                         ===========



SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                                 Par        Value
                                               --------  -----------
U.S. GOVERNMENT SECURITIES -- 98.4%
U.S. TREASURY OBLIGATIONS -- 98.4%
U.S. Treasury Bills
   4.65%, 09/23/99                             $  2,930  $     2,899
   4.66%, 09/23/99                                7,390        7,311
   4.78%, 10/14/99                               18,290       18,039
U.S. Treasury Notes
   5.88%, 07/31/99                               15,545       15,560
   6.88%, 07/31/99                              303,050      303,573
   6.00%, 08/15/99                              284,865      285,291
   8.00%, 08/15/99                              100,000      100,399
   5.88%, 08/31/99                               29,010       29,065
   6.88%, 08/31/99                              369,660      370,974
   5.75%, 09/30/99                              389,940      390,853
   7.13%, 09/30/99                               14,885       14,970
   5.63%, 10/31/99                               66,625       66,764
   7.50%, 10/31/99                              323,760      326,345
   5.88%, 11/15/99                              143,540      144,113
   7.75%, 11/30/99                              151,985      153,789
                                                         -----------
                                                           2,229,945
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,229,945)                                        2,229,945
                                                         -----------
TOTAL INVESTMENTS -- 98.4%
  (Cost $2,229,945)                                        2,229,945
                                                         -----------
OTHER ASSETS AND LIABILITIES - 1.6%
  Other assets                                                40,260
  Liabilities                                                 (4,184)
                                                         -----------
                                                              36,076
                                                         -----------
TOTAL NET ASSETS-- 100.0%                                $ 2,266,021
                                                         ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 1999 (unaudited)
(All dollar amounts are in thousands unless otherwise noted)


Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below, and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Money Market Fund. Any resale by the fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1999, the aggregate value of private placement securities held by the Schwab Money Market Fund was $12,024,299, which represented 38.32% of net assets. Of this total, $11,001,659 or 35.06% of net assets was determined by the investment adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations--Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less, represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days, represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1999, the aggregate value of the restricted securities held by Schwab Money Market Fund were $1,022,640, which represented 3.26% of the net assets. All of these restricted investments were determined by the investment adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(f)   Security has one or more third party credit enhancements.

(g) Asset-backed securities -- backed by underlying assets and categorized by industry.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1999 (unaudited)

                                                                      Schwab        Schwab       Schwab
                                                                       Money      Government  U.S. Treasury
                                                                      Market         Money        Money
                                                                       Fund          Fund         Fund
                                                                    -----------   ----------   ----------

ASSETS
Investments, at value (Cost: $31,364,496, $2,275,966 and
   $2,229,945, respectively)                                        $31,364,496   $2,275,966   $2,229,945
Cash                                                                         --            3           --
Receivables:
   Interest                                                             146,811        8,574       40,177
Prepaid expenses                                                            952          115           83
                                                                    -----------   ----------   ----------
     Total assets                                                    31,512,259    2,284,658    2,270,205
                                                                    -----------   ----------   ----------
LIABILITIES
Payables:
   Dividends                                                             55,153        3,950        3,756
   Investments purchased                                                 75,017           --           --
   Investment advisory and administration fees                            1,666          124           76
   Transfer agency and shareholder service fees                           2,713          198          196
Other liabilities                                                         1,323          301          156
                                                                    -----------   ----------   ----------
     Total liabilities                                                  135,872        4,573        4,184
                                                                    -----------   ----------   ----------
Net assets applicable to outstanding shares                         $31,376,387   $2,280,085   $2,266,021
                                                                    ===========   ==========   ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $31,376,766   $2,281,001   $2,267,005
Accumulated net realized loss on investments sold                          (379)        (916)        (984)
                                                                    -----------   ----------   ----------
                                                                    $31,376,387   $2,280,085   $2,266,021
                                                                    ===========   ==========   ==========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares
   authorized)                                                       31,377,089    2,281,104    2,267,069
Net asset value, offering and redemption price per share                  $1.00        $1.00        $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 1999 (unaudited)

                                                                      Schwab       Schwab       Schwab
                                                                       Money     Government  U.S. Treasury
                                                                      Market        Money        Money
                                                                       Fund         Fund         Fund
                                                                     --------    ----------  -------------


Interest income                                                      $755,422      $56,711      $50,621
                                                                     --------      -------      -------
Expenses:
   Investment advisory and administration fees                         53,167        4,617        4,408
   Transfer agency and shareholder service fees                        66,885        5,094        4,854
   Custodian and portfolio accounting fees                                952          138          134
   Registration fees                                                    1,236           70          100
   Professional fees                                                       87           20           18
   Shareholder reports                                                    996           48           32
   Trustees' fees                                                          26            6            6
   Insurance and other expenses                                            56            7            7
                                                                     --------      -------      -------
                                                                      123,405       10,000        9,559
Less: expenses reduced (see Note 4)                                   (11,930)      (1,509)      (2,548)
                                                                     --------      -------      -------
     Total expenses incurred by fund                                  111,475        8,491        7,011
                                                                     --------      -------      -------
Net investment income                                                 643,947       48,220       43,610
Net realized gain (loss) on investments sold                                1          (99)        (181)
                                                                     --------      -------      -------
Increase in net assets resulting from operations                     $643,948      $48,121      $43,429
                                                                     ========      =======      =======

                                                                              31
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)


                                              Schwab                           Schwab                         Schwab
                                         Money Market Fund             Government Money Fund         U.S. Treasury Money Fund
                                   ----------------------------    ----------------------------   -----------------------------
                                    Six months         Year          Six months        Year         Six months        Year
                                       ended          ended            ended           ended          ended           ended
                                   June 30, 1999   December 31,    June 30, 1999   December 31,   June 30, 1999    December 31,
                                    (unaudited)        1998         (unaudited)        1998        (unaudited)         1998
                                   -------------   ------------    -------------   ------------   -------------    ------------
Operations:
   Net investment income             $   643,947   $  1,178,889       $   48,220    $   100,463     $    43,610     $    86,803
   Net realized gain (loss) on
     investments sold                          1            (45)             (99)          (118)           (181)           (385)
                                     -----------   ------------       ----------    -----------     -----------     -----------
   Increase in net assets
     resulting from operations           643,948      1,178,844           48,121        100,345          43,429          86,418
                                     -----------   ------------       ----------    -----------     -----------     -----------
Dividends to shareholders from
   net investment income
   (see Note 2):                        (643,947)    (1,179,212)         (48,220)      (100,585)        (43,610)        (86,867)
                                     -----------   ------------       ----------    -----------     -----------     -----------
Capital share transactions
   (at $1.00 per share):
     Proceeds from shares sold        67,607,408     92,667,344        3,972,844      6,438,084       3,559,482       6,122,502
     Net asset value of shares
       issued in reinvestment
       of dividends                      726,159      1,130,306           55,570         98,437          49,760          84,289
     Less payments for shares
       redeemed                      (64,396,649)   (87,779,251)      (3,955,681)    (6,310,756)     (3,473,870)     (5,840,957)
                                     -----------   ------------       ----------    -----------     -----------     -----------
     Increase in net assets from
       capital share transactions      3,936,918      6,018,399           72,733        225,765         135,372         365,834
                                     -----------   ------------       ----------    -----------     -----------     -----------
       Total increase in net assets    3,936,919      6,018,031           72,634        225,525         135,191         365,385
Net assets:
   Beginning of period                27,439,468     21,421,437        2,207,451      1,981,926       2,130,830       1,765,445
                                     -----------   ------------       ----------    -----------     -----------     -----------
   End of period                     $31,376,387   $ 27,439,468       $2,280,085    $ 2,207,451     $ 2,266,021     $ 2,130,830
                                     ===========   ============       ==========    ===========     ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                          Schwab Money Market Fund
                                               -----------------------------------------------------------------------------
                                                  1991 1        1998          1997         1996        1995         1994
                                               -----------   -----------  -----------  -----------  -----------  -----------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period         $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                               -----------   -----------  -----------  -----------  -----------  -----------
From investment operations:
   Net investment income                              0.02          0.05         0.05         0.05         0.05         0.04
                                               -----------   -----------  -----------  -----------  -----------  -----------
   Total from investment operations                   0.02          0.05         0.05         0.05         0.05         0.04
Less distributions:
   Dividends from net investment income              (0.02)        (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
                                               -----------   -----------  -----------  -----------  -----------  -----------
   Total distributions                               (0.02)        (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
                                               -----------   -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE AT END OF PERIOD               $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                               ===========   ===========  ===========  ===========  ===========  ===========
Total return (%)                                      2.17**        4.99         5.04         4.91         5.41         3.68
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average
  net assets                                          0.75*         0.75         0.75         0.75         0.75         0.74
Reductions reflected in above expense ratio           0.08*         0.11         0.12         0.14         0.15         0.16
Ratio of net investment income to average
  net assets                                          4.33*         4.87         4.93         4.80         5.27         3.68
Net assets, end of period (000s)               $31,376,387   $27,439,468  $21,421,437  $18,083,671  $14,010,387  $11,227,305

                                                                         Schwab Government Money Fund
                                               -----------------------------------------------------------------------------
                                                  1991 1        1998          1997         1996        1995         1994
                                               -----------   -----------  -----------  -----------  -----------  -----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period         $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                               -----------   -----------  -----------  -----------  -----------  -----------
From investment operations:
   Net investment income                              0.02          0.05         0.05         0.05         0.05         0.04
                                               -----------   -----------  -----------  -----------  -----------  -----------
   Total from investment operations                   0.02          0.05         0.05         0.05         0.05         0.04
Less distributions:
   Dividends from net investment income              (0.02)        (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
                                               -----------   -----------  -----------  -----------  -----------  -----------
   Total distributions                               (0.02)        (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
                                               -----------   -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE AT END OF PERIOD               $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                               ===========   ===========  ===========  ===========  ===========  ===========
Total return (%)                                      2.13**        4.88         4.95         4.83         5.34         3.62
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average
  net assets                                          0.75*         0.75         0.75         0.75         0.75         0.74
Reductions reflected in above expense ratio           0.13*         0.17         0.17         0.17         0.17         0.18
Ratio of net investment income to average
  net assets                                          4.26*         4.76         4.84         4.73         5.21         3.56
Net assets, end of period (000s)               $ 2,280,085   $ 2,207,451  $ 1,981,926  $ 1,986,862  $ 1,884,569  $ 1,897,328


1  For the six months ended June 30, 1999 (unaudited).
*  Annualized
** Not annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                     Schwab U.S. Treasury Money Fund
                                               -----------------------------------------------------------------------------
                                                  1999 1        1998          1997         1996        1995         1994
                                               -----------   -----------  -----------  -----------  -----------  -----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period         $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                               -----------   -----------  -----------  -----------  -----------  -----------
From investment operations:
   Net investment income                              0.02          0.05         0.05         0.05         0.05         0.04
                                               -----------   -----------  -----------  -----------  -----------  -----------
   Total from investment operations                   0.02          0.05         0.05         0.05         0.05         0.04
Less distributions:
   Dividends from net investment income              (0.02)        (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
                                               -----------   -----------  -----------  -----------  -----------  -----------
   Total distributions                               (0.02)        (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
                                               -----------   -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE AT END OF PERIOD               $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                               ===========   ===========  ===========  ===========  ===========  ===========
                                                      2.02**        4.69         4.85         4.77         5.25         3.52
Total return (%)
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average
 net assets                                           0.65*         0.65         0.65         0.65         0.65         0.65
Reductions reflected in above expense ratio           0.24*         0.26         0.28         0.29         0.31         0.35
Ratio of net investment income to average
 net assets                                           4.04*         4.58         4.75         4.67         5.11         3.60
Net assets, end of period (000s)               $ 2,266,021   $ 2,130,830  $ 1,765,445  $ 1,421,672  $ 1,193,689  $   803,871

1  For the six months ended June 30, 1999 (unaudited).
*  Annualized
** Not annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1999 (unaudited) (All dollar amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the three funds described above, the Trust also offers the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund,(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:
                                Schwab         Schwab         Schwab
                                 Money       Government    U.S. Treasury
                              Market Fund    Money Fund     Money Fund
                              -----------    ----------    ------------
         Expiring in:
         ------------
         12/31/99                $209           $ --           $ --
         12/31/01                  --             53             28
         12/31/02                   2             74             23
         12/31/03                 118            161             49
         12/31/04                  --            162            113
         12/31/05                  --            226            137
         12/31/06                  --            119             89
                                 ----           ----           ----
           Total capital
           loss carryforwards    $329           $795           $439
                                 ====           ====           ====

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to May 1, 1999 the Schwab Money Market Fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. Prior to May 1, 1999, the Schwab Government Money Fund and Schwab Treasury Money Fund each paid an annual fee, payable monthly, of 0.46% on the first $1 billion of each fund's average daily net assets, 0.41% on the next $1 billion, and 0.40% on such assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of each fund's average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended June 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The funds incurred fees aggregating $38 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the six months ended June 30, 1999, the Schwab U.S. Treasury Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers.These transactions, made at current market value pursuant to Rule 17a-7 under the Act, as amended, aggregated $18,099 for the Schwab U.S. Treasury Money Fund.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1999, the total of such fees reduced by the investment adviser was $11,930, $1,509 and $2,548 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWAB FUNDS FAMILY-REGISTERED TRADEMARK-

The Schwab Funds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage
Investments-Registered Trademark-.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                        [LOGO]

   INVESTMENT ADVISER
   Charles Schwab Investment Management, Inc.
   101 Montgomery, San Francisco, CA 94104

   DISTRIBUTOR
   Charles Schwab & Co., Inc.
   101 Montgomery Street, San Francisco, CA 94104

   This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

   -C-1999 Charles Schwab & Co., Inc. All rights reserved.
   Member SIPC/NYSE.

   Printed on recycled paper. (0099-2264) MKT3857-1 (7/99)